SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Post-Effective Amendment No.      9      (File No. 33-57731)       [x]
                                       ---------

                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     10      (File No. 811-07247)                     [x]
                       ---------

                        (Check appropriate box or boxes)

                         APL VARIABLE ANNUITY ACCOUNT 1
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Partners Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

1751 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2003  pursuant  to  paragraph  (b) of Rule 485
   [ ] 60 days after  filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003

PRIVILEGED ASSETS(R) SELECT ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  AMERICAN PARTNERS LIFE INSURANCE COMPANY (AMERICAN PARTNERS LIFE)


            1751 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 633-4003


            APL VARIABLE ANNUITY ACCOUNT 1


This prospectus contains information that you should know before investing.
   Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    American Century(R) Variable Portfolios, Inc.


-    Credit Suisse Trust


-    INVESCO Variable Investment Funds, Inc.

-    Janus Aspen Series: Institutional Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Partners Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Partners Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                    8
FINANCIAL STATEMENTS                                                          10
PERFORMANCE INFORMATION                                                       10
THE VARIABLE ACCOUNT AND THE FUNDS                                            11
THE FIXED ACCOUNT                                                             13
BUYING YOUR CONTRACT                                                          13
CHARGES                                                                       15
VALUING YOUR INVESTMENT                                                       16
MAKING THE MOST OF YOUR CONTRACT                                              17
SURRENDERS                                                                    19
CHANGING OWNERSHIP                                                            20
BENEFITS IN CASE OF DEATH                                                     20
THE ANNUITY PAYOUT PERIOD                                                     21
TAXES                                                                         22
VOTING RIGHTS                                                                 23
SUBSTITUTION OF INVESTMENTS                                                   23
ABOUT THE SERVICE PROVIDERS                                                   24
TABLE OF CONTENTS OF THE
   STATEMENT OF ADDITIONAL INFORMATION                                        25


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN PARTNERS LIFE: In this prospectus, "we," "us," "our" and "American Partners Life" refer to American Partners Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: A fixed amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your contract. You can change it in the future.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code), including rollovers from qualified plans

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax) on a fixed basis. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract for a refund within ten days after you receive it. (If the law requires, we will extend your free look period; see your contract for details.) You must invest the portion of the purchase payment you allocate to the variable account in the AXP(R) Variable Portfolio - Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).

If you choose not to keep your contract, return it to us within the free look period. We will cancel the contract and we promptly will refund the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)


BUYING YOUR CONTRACT: You can purchase a contract by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.

MINIMUM ALLOWABLE PURCHASE PAYMENTS

   If paying by installments under a scheduled payment plan:
        $100 per month
        $50 biweekly

   If paying by any other method:
        $2,000 initial payment for nonqualified annuities
        $1,000 initial payment for qualified annuities
        $100 for any additional payments

   Installments must total at least $1,000 in the first year.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS

   For the first year:
        $1,000,000 for issue ages up to 75
        $500,000 for issue ages 76 to 85
        $50,000 for issue ages 86 to 90

   For each subsequent year:
        $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts at any time until annuity payouts begin. You may establish automated transfers among the accounts. We will charge $25 for each transfer in excess of twelve in a contract year. (p. 17)

SURRENDERS: You may surrender all or part of your contract value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 19)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 20)


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. 20)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. Payouts will be made on a fixed basis. (p. 21)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 22)

CHARGES:  We assess certain  charges in connection  with your contract:

- annual contract administrative charge (currently $30 per year but we reserve the right to increase this charge up to $50 per year);

- 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- $25 transfer charge for each transfer in excess of twelve in a contract year;


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

-    the operating expenses of the funds in which the subaccounts invest.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES



SURRENDER CHARGE                                                                                   0%
TRANSFER CHARGE                                                      $25 for each transfer in excess
                                                                        of twelve in a contract year



THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                Guaranteed: $ 50
                                                                     Current:    $ 30



(We currently waive this charge when purchase payments less partial surrenders is at least $10,000.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)



MORTALITY AND EXPENSE RISK FEE                                       1%


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                MINIMUM             MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements      .67%                 1.71%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                          MANAGEMENT       12b-1        OTHER
                                                             FEES          FEES        EXPENSES      TOTAL
AXP(R) Variable Portfolio -
       Bond Fund                                             .60%          .13%          .07%         .80%(1)
       Capital Resource Fund                                 .62           .13           .05          .80(1)
       Cash Management Fund                                  .51           .13           .05          .69(1)
       International Fund                                    .84           .13           .10         1.07(1)
       Managed Fund                                          .60           .13           .04          .77(1)
       Strategy Aggressive Fund                              .62           .13           .06          .81(1)
American Century(R) Variable Portfolios, Inc.
       VP Capital Appreciation, Class I                     1.00            --            --         1.00(2)
       VP Value, Class I                                     .95            --            --          .95(2)
Credit Suisse Trust
       Global Post-Venture Capital Portfolio                1.25            --           .46         1.71(3)
INVESCO VIF
       Core Equity Fund                                      .75            --           .37         1.12(4),(5)
Janus Aspen Series
       Growth Portfolio: Institutional Shares                .65            --           .02          .67(6)
       Worldwide Growth Portfolio: Institutional Shares      .65            --           .05          .70(6)



We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Annualized operating expenses of Funds at Dec. 31, 2002. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(3) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Global Post-Venture Capital Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Global Post-Venture Capital Portfolio (.94%, 0%, .46% and 1.40%).

(4) The Fund's actual "Other expenses" and "Gross total annual expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(5) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Fund, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors.

(6) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption, your costs would be:



                                                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                              $ 291.51   $ 892.89   $1,519.61   $3,204.37



MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption, your costs would be:



                                                              1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                              $ 184.91   $ 572.39   $ 984.68    $ 2,134.58



* In these examples the $30 contract administrative charge is approximated as a .134% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.



YEAR ENDED DEC. 31,                                                          2002          2001       2000        1999
SUBACCOUNT CSI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $   1.32     $   1.24    $   1.18    $   1.18
Accumulation unit value at end of period                                   $   1.38     $   1.32    $   1.24    $   1.18
Number of accumulation units outstanding at end of period (000 omitted)         659          746         330         340
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CCR(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $   1.36     $   1.67    $   2.05    $   1.67
Accumulation unit value at end of period                                   $   1.05     $   1.36    $   1.67    $   2.05
Number of accumulation units outstanding at end of period (000 omitted)         742          797         957         911
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $   1.26     $   1.23    $   1.17    $   1.13
Accumulation unit value at end of period                                   $   1.26     $   1.26    $   1.23    $   1.17
Number of accumulation units outstanding at end of period (000 omitted)       1,046        1,042       1,012         949
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%
Simple yield(2)                                                               (0.28%)       0.55%       4.89%       5.01%
Compound yield(2)                                                             (0.28%)       0.55%       5.01%       5.14%

SUBACCOUNT CIE(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                             $   1.00     $   1.41    $   1.90    $   1.32
Accumulation unit value at end of period                                   $   0.81     $   1.00    $   1.41    $   1.90
Number of accumulation units outstanding at end of period (000 omitted)         280          292         450         203
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CMG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                             $   1.57     $   1.77    $   1.83    $   1.61
Accumulation unit value at end of period                                   $   1.35     $   1.57    $   1.77    $   1.83
Number of accumulation units outstanding at end of period (000 omitted)         577          701         870         753
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CAG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                             $   1.17     $   1.76    $   2.20    $   1.30
Accumulation unit value at end of period                                   $   0.79     $   1.17    $   1.76    $   2.20
Number of accumulation units outstanding at end of period (000 omitted)       1,072        1,149       1,352       1,005
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CGR(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP CAPITAL APPRECIATION, CLASS I)
Accumulation unit value at beginning of period                             $   1.12     $   1.58    $   1.46    $   0.90
Accumulation unit value at end of period                                   $   0.88     $   1.12    $   1.58    $   1.46
Number of accumulation units outstanding at end of period (000 omitted)         591          685         874         397
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CVL(4) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period                             $   1.86     $   1.66    $   1.42    $   1.45
Accumulation unit value at end of period                                   $   1.61     $   1.86    $   1.66    $   1.42
Number of accumulation units outstanding at end of period (000 omitted)         881          646         335         316
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CVC(5) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
Accumulation unit value at beginning of period                             $   1.06     $   1.50    $   1.87    $   1.15
Accumulation unit value at end of period                                   $   0.69     $   1.06    $   1.50    $   1.87
Number of accumulation units outstanding at end of period (000 omitted)         497          548         811         270
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CII(6) (INVESTING IN SHARES OF INVESCO VIF - CORE EQUITY FUND)
Accumulation unit value at beginning of period                             $   1.96     $   2.18    $   2.09    $   1.84
Accumulation unit value at end of period                                   $   1.57     $   1.96    $   2.18    $   2.09
Number of accumulation units outstanding at end of period (000 omitted)         749          960       1,084       1,188
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

YEAR ENDED DEC. 31,                                                          1998        1997        1996       1995
SUBACCOUNT CSI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                             $   1.17     $   1.09    $   1.02    $   1.00
Accumulation unit value at end of period                                   $   1.18     $   1.17    $   1.09    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)         339          206          63          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CCR(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $   1.36     $   1.11    $   1.03    $   1.00
Accumulation unit value at end of period                                   $   1.67     $   1.36    $   1.11    $   1.03
Number of accumulation units outstanding at end of period (000 omitted)         738          421         197          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%         --

SUBACCOUNT CMS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                             $   1.09     $   1.04    $   1.00    $   1.00
Accumulation unit value at end of period                                   $   1.13     $   1.09    $   1.04    $   1.00
Number of accumulation units outstanding at end of period (000 omitted)         977          151         501           2
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%
Simple yield(2)                                                                3.68%        4.13%       3.77%         --
Compound yield(2)                                                              3.75%        4.22%       3.85%         --

SUBACCOUNT CIE(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                             $   1.15     $   1.13    $   1.04    $   1.00
Accumulation unit value at end of period                                   $   1.32     $   1.15    $   1.13    $   1.04
Number of accumulation units outstanding at end of period (000 omitted)         178          153          75          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%         --

SUBACCOUNT CMG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                             $   1.40     $   1.19    $   1.02    $   1.00
Accumulation unit value at end of period                                   $   1.61     $   1.40    $   1.19    $   1.02
Number of accumulation units outstanding at end of period (000 omitted)         745          584          98          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CAG(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                             $   1.28     $   1.15    $   0.99    $   1.00
Accumulation unit value at end of period                                   $   1.30     $   1.28    $   1.15    $   0.99
Number of accumulation units outstanding at end of period (000 omitted)         694          452         269          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%   $   1.00

SUBACCOUNT CGR(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP CAPITAL APPRECIATION, CLASS I)
Accumulation unit value at beginning of period                             $   0.93     $   0.97    $   1.00          --
Accumulation unit value at end of period                                   $   0.90     $   0.93    $   0.97          --
Number of accumulation units outstanding at end of period (000 omitted)         303          256         156          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%         --

SUBACCOUNT CVL(4) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE, CLASS I)
Accumulation unit value at beginning of period                             $   1.40     $   1.12    $   1.00          --
Accumulation unit value at end of period                                   $   1.45     $   1.40    $   1.12          --
Number of accumulation units outstanding at end of period (000 omitted)         410          224           9          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%         --

SUBACCOUNT CVC(5) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
Accumulation unit value at beginning of period                             $   1.09     $   0.98    $   1.00          --
Accumulation unit value at end of period                                   $   1.15     $   1.09    $   0.98          --
Number of accumulation units outstanding at end of period (000 omitted)         290          231          42          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%         --

SUBACCOUNT CII(6) (INVESTING IN SHARES OF INVESCO VIF - CORE EQUITY FUND)
Accumulation unit value at beginning of period                             $   1.61     $   1.28    $   1.05    $   1.00
Accumulation unit value at end of period                                   $   1.84     $   1.61    $   1.28    $   1.05
Number of accumulation units outstanding at end of period (000 omitted)       1,205          791         131          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%         --


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                          2002          2001       2000        1999
SUBACCOUNT CSG(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                             $   1.57     $   2.11    $   2.49    $   1.75
Accumulation unit value at end of period                                   $   1.14     $   1.57    $   2.11    $   2.49
Number of accumulation units outstanding at end of period (000 omitted)       2,762        3,184       3,824       3,232
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

SUBACCOUNT CWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                             $   2.03     $   2.65    $   3.17    $   1.95
Accumulation unit value at end of period                                   $   1.50     $   2.03    $   2.65    $   3.17
Number of accumulation units outstanding at end of period (000 omitted)       2,341        2,765       3,621       2,725
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%       1.00%

YEAR ENDED DEC. 31,                                                          1998        1997        1996       1995
SUBACCOUNT CSG(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                             $   1.30     $   1.07    $   1.00          --
Accumulation unit value at end of period                                   $   1.75     $   1.30    $   1.07          --
Number of accumulation units outstanding at end of period (000 omitted)       1,631        1,020          45          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%         --

SUBACCOUNT CWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                             $   1.53     $   1.26    $   1.00          --
Accumulation unit value at end of period                                   $   1.95     $   1.53    $   1.26          --
Number of accumulation units outstanding at end of period (000 omitted)       2,190        1,908         295          --
Ratio of operating expense to average net assets                               1.00%        1.00%       1.00%         --



(1)  Operations commenced on Nov. 10, 1995.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on Jan. 29, 1996.

(4)  Operations commenced on Sept. 4, 1996.

(5)  Operations commenced on Sept. 30, 1996.

(6)  Operations commenced on Nov. 13, 1995.


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Total return figures reflect deduction of all applicable charges, including:

-    contract administrative charge, and

-    mortality and expense risk fee.

We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT        INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
CSI               AXP(R) Variable Portfolio --     Objective: high level of current income     IDS Life Insurance
                  Bond Fund                        while conserving the value of the           Company (IDS Life),
                                                   investment and continuing a high level      adviser;  American
                  (effective 6-27-03  AXP(R)       of income for the longest time period.      Express Financial
                  Variable Portfolio -- Bond       Invests primarily in bonds and other        Corporation (AEFC),
                  Fund will change to AXP(R)       debt obligations.                           subadviser.
                  Variable Portfolio --
                  Diversified Bond Fund)

CCR               AXP(R) Variable Portfolio --     Objective: capital appreciation.            IDS Life, adviser; AEFC,
                  Capital Resource Fund            Invests primarily in U.S. common stocks     subadviser.
                                                   and other securities convertible into
                                                   common stocks.

CMS               AXP(R) Variable Portfolio --     Objective: maximum current income           IDS Life, adviser; AEFC,
                  Cash Management Fund             consistent with liquidity and stability     subadviser.
                                                   of principal. Invests primarily in
                                                   money market securities.

CIE               AXP(R) Variable Portfolio --     Objective: capital appreciation.            IDS Life, adviser; AEFC,
                  International Fund               Invests primarily in common stocks or       subadviser; American
                                                   convertible securities of foreign           Express Asset Management
                                                   issuers that offer strong growth            International, Inc.,  a
                                                   potential.                                  wholly-owned subsidiary
                                                                                               of AEFC, subadviser.

CMG               AXP(R) Variable Portfolio --     Objective: maximum total investment         IDS Life, adviser; AEFC,
                  Managed Fund                     return through a combination of capital     subadviser.
                                                   growth and current income. Invests
                                                   primarily in a combination of common
                                                   and preferred stocks, convertible
                                                   securities, bonds and other debt
                                                   securities.

CAG               AXP(R) Variable Portfolio --     Objective: capital appreciation.            IDS Life, adviser; AEFC,
                  Strategy Aggressive Fund         Invests primarily in equity securities      subadviser.
                                                   of growth companies.

CGR               American Century(R)              Objective: capital growth. Invests          American Century
                  VP Capital Appreciation,         primarily in common stocks that are         Investment Management,
                  Class I                          considered by management to have            Inc.
                                                   better-than-average prospects for
                                                   appreciation.

CVL               American Century(R)              Objective: long-term capital growth,        American Century
                  VP Value, Class I                with income as a secondary objective.       Investment Management,
                                                   Invests primarily in stocks of              Inc.
                                                   companies that management believes to
                                                   be undervalued at the time of purchase.

CVC               Credit Suisse Trust --           Objective: long-term growth of capital.     Credit Suisse Asset
                  Global Post-Venture              Invests primarily in equity securities      Management, LLC,
                  Capital Portfolio                of U.S. and foreign companies               investment adviser;
                                                   considered to be in their post-venture      Abbott Capital
                                                   capital stage of development.               Management LLC,
                                                                                               sub-investment adviser;
                                                                                               Credit Suisse Asset
                                                                                               Management Limited,
                                                                                               sub-investment adviser.


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

SUBACCOUNT        INVESTING IN                     INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
CII               INVESCO VIF --                   Objective: high total return through        INVESCO Funds Group, Inc.
                  Core Equity Fund                 both growth and current income. The
                                                   Portfolio normally invests at least 80%
                                                   of its assets in common and preferred
                                                   stocks. At least 50% of common and
                                                   preferred stocks which the Portfolio
                                                   holds will be dividend paying. Stocks
                                                   selected for the Fund generally are
                                                   expected to produce income and
                                                   consistent, stable returns. Although
                                                   the Portfolio focuses on the stocks of
                                                   larger companies with a history of
                                                   paying dividends, it also may invest in
                                                   companies that have not paid regular
                                                   dividends. The Portfolio's equity
                                                   investments are limited to equity
                                                   securities that can be traded easily in
                                                   the United States. It may however,
                                                   invest in foreign securities in the
                                                   form of American Depository Receipts
                                                   ("ADRs"). The Fund will normally invest
                                                   up to 5% of its assets in debt
                                                   securities, generally U.S. government
                                                   and corporate bonds that are rated
                                                   investment grade at the time of
                                                   purchase.

CSG               Janus Aspen Series Growth        Objective: long-term growth of capital      Janus Capital
                  Portfolio: Institutional         in a manner consistent with the
                  Shares                           preservation of capital. Invests
                                                   primarily in common stocks selected for
                                                   their growth potential.

CWG               Janus Aspen Series               Objective: long-term growth of capital      Janus Capital
                  Worldwide Growth Portfolio:      in a manner consistent with the
                  Institutional Shares             preservation of capital. Invests
                                                   primarily in common stocks of companies
                                                   of any size located throughout the
                                                   world. The Portfolio normally invests
                                                   in issuers from at least five different
                                                   countries, including the United States.
                                                   The Portfolio under unusual
                                                   circumstances invest in fewer than five
                                                   countries or even a single country.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Arizona law on Feb. 9, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Partners Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

-    the fixed account and/or subaccounts in which you want to invest;

-    how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start date); and

-    a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

THE ANNUITY START DATE

Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, the annuity start date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and


- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.


If you take the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)

BENEFICIARY

If death benefits become payable before the annuity start date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:
        $100 per month
        $50 biweekly

   If paying by any other method:
        $2,000 initial payment for nonqualified annuities
        $1,000 initial payment for qualified annuities
        $100 for any additional payments

   Installments must total at least $1,000 in the first year.

(1) If you do not make any purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) (for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract):


   For the first year:
        $1,000,000 up to age 75
        $500,000 for ages 76 to 85
        $50,000 for ages 86 to 90

   For each subsequent year:
        $50,000

(2) These limits apply in total to all American Partners Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1  BY LETTER

Send your check along with your name and contract number to:

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2  BY SCHEDULED PAYMENT PLAN

Through:

-    a bank authorization.

3  OTHER

-    wire transfer; or

-    other method acceptable to us.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge for any contract year where:

- the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more, or

-    a death benefit is payable, or

-    you surrender the contract in full.

This charge does not apply after annuity payouts begin.

We reserve the right to increase the annual contract administrative charge in the future, but we guarantee that it will never exceed $50 per year. Also, we reserve the right to impose the charge on all contracts, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.


The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.


We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


TRANSFER CHARGE

We charge $25 for each transfer in excess of twelve in a contract year that you make between subaccounts, from subaccounts to the fixed account or from the fixed account to the subaccounts. There is no charge for transfers if you make twelve transfers or less in a contract year.




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                                       15

OTHER INFORMATION ON CHARGES

There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:


- the sum of your purchase payments and transfer amounts allocated to the fixed account;


-    plus interest credited;

-    minus the sum of amounts surrendered and amounts transferred out; and

-    minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders; and/or

-    a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    mutual fund operating expenses; and/or

-    mortality and expense risk fees.



              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                 NUMBER
                                                                  AMOUNT              ACCUMULATION              OF UNITS
                                           MONTH                 INVESTED              UNIT VALUE               PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                   $20                     5.00

                                            Feb                     100                    18                     5.56

you automatically buy                       Mar                     100                    17                     5.88
more units when the
per unit market price is low...    ---->    Apr                     100                    15                     6.67

                                            May                     100                    16                     6.25

                                            Jun                     100                    18                     5.56

                                            Jul                     100                    17                     5.88

and fewer units                             Aug                     100                    19                     5.26
when the per unit
market price is high.              ---->    Sept                    100                    21                     4.76

                                            Oct                     100                    20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.



              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.


-    The amount transferred to any one account must be at least $100.


- We reserve the right to limit the number of transfers to twelve per contract year.


HOW TO REQUEST A TRANSFER OR SURRENDER

1  BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders:   $100 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

2  BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated surrenders may be restricted by applicable law under some contracts.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $100



              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

3  BY PHONE

Call between 8 a.m. and 6 p.m. Central time:
(800) 633-4003

TTY service for the hearing impaired:
(800) 710-5260

MINIMUM AMOUNT

Transfers or surrenders:   $100 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). You can not make surrenders after annuity payouts begin.


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you.

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     -- trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.



              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

If you or the annuitant die before annuity payouts begin while the contract is in force, we will pay the beneficiary the greater of:

-    contract value; or

-    purchase payments minus partial surrenders.

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.



              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value (less any applicable premium tax) on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex; and

-    the annuity table in the contract.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.



              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA.

SURRENDERS FROM NONQUALIFIED ANNUITIES: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

SURRENDERS FROM QUALIFIED ANNUITIES: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to an IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you surrender your contract before your attained age 59 1/2.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.




              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN PARTNERS LIFE'S TAX STATUS: American Partners Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Partners Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Partners Life, and therefore no charge is made against the subaccounts for federal income taxes. American Partners Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


SUBSTITUTION OF INVESTMENTS


We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change,

-    the existing funds become unavailable, or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.



              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

We may also:

-    change the funds in which the subaccounts invest, and

-    make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the contracts. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of AEFC which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 3,600 registered branch offices and more than 10,100 financial advisors.


ISSUER

American Partners Life issues the contracts. American Partners Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona. Our offices are located at 1751 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.




              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                     p. 3
Calculating Annuity Payouts                                                 p. 5
Rating Agencies                                                             p. 5
Principal Underwriter                                                       p. 5
Independent Auditors                                                        p. 5
Financial Statements


              APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN PARTNERS LIFE INSURANCE COMPANY
1751 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 633-4003



                                                                  30325 K (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         APL VARIABLE ANNUITY ACCOUNT 1


                                   MAY 1, 2003


APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company (American Partners Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474
(800) 633-4003

TABLE OF CONTENTS


Performance Information                                                     p. 3
Calculating Annuity Payouts                                                 p. 5
Rating Agencies                                                             p. 5
Principal Underwriter                                                       p. 5
Independent Auditors                                                        p. 5
Financial Statements


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

where:        P  =  a hypothetical initial payment of $1,000
              T  =  average annual total return
              n  =  number of years
            ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) FOR PERIODS ENDING DEC. 31, 2002


                                                                                      PERFORMANCE OF
                                                                                      THE SUBACCOUNT

                                                                                                        SINCE
SUBACCOUNT INVESTING IN:                                                    1 YEAR        5 YEARS    COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
CSI          Bond Fund (11/95; 10/81)(1)                                       4.48%         3.30%          4.73%
CCR          Capital Resource Fund (11/95; 10/81)                            (22.81)        (5.09)         (0.72)
CMS          Cash Management Fund (11/95; 10/81)                               0.16          3.07           3.37
CIE          International Fund (11/95; 1/92)                                (19.05)        (6.82)         (2.83)
CMG          Managed Fund (11/95; 4/86)                                      (13.79)        (0.77)          4.40
CAG          Strategy Aggressive Fund (11/95; 1/92)                          (32.63)        (9.20)         (3.26)
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
CGR          VP Capital Appreciation, Class I (1/96; 11/87)                  (21.99)        (1.10)         (1.90)
CVL          VP Value, Class I (9/96; 5/96)                                  (13.49)         2.86           7.75
           CREDIT SUISSE TRUST -
CVC          Global Post-Venture Capital Portfolio (9/96; 9/96)              (34.81)        (8.80)         (5.75)
           INVESCO VIF
CII          Core Equity Fund (11/95; 8/94)                                  (19.92)        (0.55)          6.51
           JANUS ASPEN SERIES
CSG          Growth Portfolio: Institutional Shares (9/96; 9/93)(2)          (27.24)        (2.56)          2.10
CWG          Worldwide Growth Portfolio:
             Institutional Shares (1/96; 9/93)(2)                            (26.24)        (0.35)          6.00

                                                                                              PERFORMANCE OF
                                                                                                 THE FUND

                                                                                                                       SINCE
SUBACCOUNT INVESTING IN:                                                    1 YEAR        5 YEARS       10 YEARS    COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
CSI          Bond Fund (11/95; 10/81)(1)                                       4.48%         3.30%          5.90%          8.96%
CCR          Capital Resource Fund (11/95; 10/81)                            (22.81)        (5.09)          2.76           9.08
CMS          Cash Management Fund (11/95; 10/81)                               0.16          3.07           3.24           5.09
CIE          International Fund (11/95; 1/92)                                (19.05)        (6.82)          0.89           0.60
CMG          Managed Fund (11/95; 4/86)                                      (13.79)        (0.77)          5.48           7.58
CAG          Strategy Aggressive Fund (11/95; 1/92)                          (32.63)        (9.20)          0.70           1.37
           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
CGR          VP Capital Appreciation, Class I (1/96; 11/87)                  (21.99)        (1.10)          1.73           5.06
CVL          VP Value, Class I (9/96; 5/96)                                  (13.49)         2.86             --           7.33
           CREDIT SUISSE TRUST -
CVC          Global Post-Venture Capital Portfolio (9/96; 9/96)              (34.81)        (8.80)            --          (5.75)
           INVESCO VIF
CII          Core Equity Fund (11/95; 8/94)                                  (19.92)        (0.55)            --           8.13
           JANUS ASPEN SERIES
CSG          Growth Portfolio: Institutional Shares (9/96; 9/93)(2)          (27.24)        (2.56)            --           5.83
CWG          Worldwide Growth Portfolio:
             Institutional Shares (1/96; 9/93)(2)                            (26.24)        (0.35)            --           9.30


(a) Current applicable charges deducted from performance include a $30 annual certificate administrative charge and a 1% mortality and expense risk fee. Premium taxes are not reflected in these total returns.


NOTES TO PERFORMANCE INFORMATION


(1) (Commencement date of the subaccount; Commencement date of the fund).

(2) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P  =  a hypothetical initial payment of $1,000
             ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures assume you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                       SIMPLE YIELD     COMPOUND YIELD
CMS             AXP(R) Variable Portfolio - Cash Management Fund        (0.28%)          (0.28%)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd


where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were  entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT      INVESTING IN:                                     YIELD
CSI             AXP(R) Variable Portfolio - Bond Fund             5.18%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

- take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then

- using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to us, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                   www.ambest.com
Fitch                                       www.fitchratings.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and American Partners Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Partners Life does not pay AEFA any underwriting commissions for its role as principal underwriter of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of APL Variable Annuity Account 1 - Privileged Assets(R) Select Annuity (comprised of subaccounts CSI, CCR, CMS, CIE, CMG, CAG, CGR, CVL, CVC, CII, CSG and CWG) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of APL Variable Annuity Account 1 - Privileged Assets(R) Select Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                               CSI            CCR            CMS            CIE           CMG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    900,943   $  1,427,421   $  1,314,732   $    222,830   $  1,143,331
                                                           ------------------------------------------------------------------------
    at market value                                        $    903,352   $    776,546   $  1,314,732   $    225,536   $    779,852
Dividends receivable                                              3,902             --            850             --             --
Accounts receivable from American Partners Life
  for contract purchase payments                                    340            410          6,998             85             85
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    907,594        776,956      1,322,580        225,621        779,937
===================================================================================================================================
LIABILITIES
Payable to American Partners Life for
  mortality and expense risk fee                                    802            685          1,025            342            689
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   802            685          1,025            342            689
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period  $    906,792   $    776,271   $  1,321,555   $    225,279   $    779,248
===================================================================================================================================
Accumulation units outstanding                                  658,528        741,822      1,046,136        279,517        577,111
===================================================================================================================================
Net asset value per accumulation unit                      $       1.38        $  1.05   $       1.26   $       0.81   $       1.35
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   CAG            CGR            CVL            CVC           CII
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,117,717   $  1,000,190   $  1,570,192   $    846,004   $  1,464,034
                                                           ------------------------------------------------------------------------
    at market value                                        $    845,892   $    518,707   $  1,415,991   $    343,291   $  1,175,917
Dividends receivable                                                 --             --             --             --         20,293
Accounts receivable from American Partners Life
  for contract purchase payments                                    144            104             33             31            310
Receivable from mutual funds and portfolios
  for share redemptions                                              --            462          1,264            305          1,047
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    846,036        519,273      1,417,288        343,627      1,197,567
===================================================================================================================================
LIABILITIES
Payable to American Partners Life for
  mortality and expense risk fee                                    759            462          1,264            305          1,047
Payable to mutual funds and portfolios
  for investments purchased                                          --            104             33             31         20,603
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   759            566          1,297            336         21,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period  $    845,277   $    518,707   $  1,415,991   $    343,291   $  1,175,917
===================================================================================================================================
Accumulation units outstanding                                1,072,483        591,495        880,722        497,060        749,105
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.88   $       1.61   $       0.69   $       1.57
===================================================================================================================================

See accompanying notes to financial statements

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                                SEGREGATED
                                                                                                                   ASSET
                                                                                                                SUBACCOUNTS
                                                                                                        ---------------------------
DECEMBER 31, 2002 (CONTINUED)                                                                               CSG            CWG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                                             $  5,397,796   $  5,828,127
                                                                                                        ---------------------------
    at market value                                                                                     $  3,153,889   $  3,509,359
Dividends receivable                                                                                              --             --
Accounts receivable from American Partners Life
  for contract purchase payments                                                                                 706            313
Receivable from mutual funds and portfolios
  for share redemptions                                                                                        2,799          3,095
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                               3,157,394      3,512,767
===================================================================================================================================
LIABILITIES
Payable to American Partners Life for
  mortality and expense risk fee                                                                               2,799          3,095
Payable to mutual funds and portfolios
  for investments purchased                                                                                      706            313
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                              3,505          3,408
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                               $  3,153,889   $  3,509,359
===================================================================================================================================
Accumulation units outstanding                                                                             2,761,872      2,341,028
===================================================================================================================================
Net asset value per accumulation unit                                                                   $       1.14   $       1.50
===================================================================================================================================

See accompanying notes to financial statements

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    CSI           CCR            CMS            CIE            CMG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     45,694   $      4,796   $     10,912   $      2,537   $     23,983
Variable account expenses                                         9,084          9,010          9,218          4,558          9,282
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  36,610         (4,214)         1,694         (2,021)        14,701
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         581,235        111,951     41,495,640     27,098,510        211,726
    Cost of investments sold                                    589,548        188,779     41,495,631     27,072,666        305,819
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,313)       (76,828)             9         25,844        (94,093)
Distributions from capital gains                                     --         77,412             --            564         85,447
Net change in unrealized appreciation or
  depreciation of investments                                    11,761       (240,019)             2        221,732       (159,182)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,448       (239,435)            11        248,140       (167,828)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     40,058   $   (243,649)  $      1,705   $    246,119   $   (153,127)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       CAG            CGR            CVL            CVC            CII
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     11,184   $         --   $     20,293
Variable account expenses                                        11,324          6,338         15,418          4,338         15,447
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (11,324)        (6,338)        (4,234)        (4,338)         4,846
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      15,327,007        171,775        513,223         96,838        590,405
    Cost of investments sold                                 15,525,773        304,218        567,629        184,734        659,047
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (198,766)      (132,443)       (54,406)       (87,896)       (68,642)
Distributions from capital gains                                     --             --         72,366             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (322,974)       (17,881)      (293,455)       (94,977)      (285,469)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (521,740)      (150,324)      (275,495)      (182,873)      (354,111)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (533,064)  $   (156,662)  $   (279,729)  $   (187,211)  $   (349,265)
===================================================================================================================================

                                                                                                                SEGREGATED
                                                                                                                  ASSET
                                                                                                                SUBACCOUNTS
                                                                                                        ---------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                     CSG           CWG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                        $         --   $     38,241
Variable account expenses                                                                                     39,169         43,261
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                              (39,169)        (5,020)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                                      942,772      1,004,820
    Cost of investments sold                                                                               1,398,837      1,421,790
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                            (456,065)      (416,970)
Distributions from capital gains                                                                                  --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                               (790,039)      (926,738)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                            (1,246,104)    (1,343,708)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                             $ (1,285,273)  $ (1,348,728)
===================================================================================================================================

See accompanying notes to financial statements.

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   CSI            CCR            CMS            CIE            CMG
OPERATIONS
Investment income (loss) -- net                            $     36,610   $     (4,214)  $      1,694   $     (2,021)  $     14,701
Net realized gain (loss) on sales of investments                 (8,313)       (76,828)             9         25,844        (94,093)
Distributions from capital gains                                     --         77,412             --            564         85,447
Net change in unrealized appreciation or
  depreciation of investments                                    11,761       (240,019)             2        221,732       (159,182)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      40,058       (243,649)         1,705        246,119       (153,127)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       55,095         43,665         59,839         14,388         33,540
Net transfers(1)                                                 (3,973)       (59,692)       (14,563)      (315,694)       (41,991)
Contract charges                                                   (591)          (886)          (286)          (282)          (649)
Contract terminations:
    Surrender benefits                                         (166,886)       (43,118)       (38,837)       (10,086)      (156,581)
    Death benefits                                                   --           (312)            --           (273)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (116,355)       (60,343)         6,153       (311,947)      (165,681)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 983,089      1,080,263      1,313,697        291,107      1,098,056
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    906,792   $    776,271   $  1,321,555   $    225,279   $    779,248
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          745,898        796,899      1,041,552        292,435        701,111
Contract purchase payments                                       41,262         36,711         47,395         15,718         23,262
Net transfers(1)                                                 (2,969)       (55,641)       (11,842)       (16,240)       (30,580)
Contract charges                                                   (444)          (742)          (227)          (301)          (446)
Contract terminations:
    Surrender benefits                                         (125,219)       (35,156)       (30,742)       (11,825)      (116,236)
    Death benefits                                                   --           (249)            --           (270)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                658,528        741,822      1,046,136        279,517        577,111
===================================================================================================================================


See accompanying notes to financial statements.


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        CAG            CGR            CVL            CVC            CII
OPERATIONS
Investment income (loss) -- net                            $    (11,324)  $     (6,338)  $     (4,234)  $     (4,338)  $      4,846
Net realized gain (loss) on sales of investments               (198,766)      (132,443)       (54,406)       (87,896)       (68,642)
Distributions from capital gains                                     --             --         72,366             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (322,974)       (17,881)      (293,455)       (94,977)      (285,469)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (533,064)      (156,662)      (279,729)      (187,211)      (349,265)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      103,582         40,467        160,757         36,351         78,342
Net transfers(1)                                                    286        (50,952)       517,804        (51,401)      (301,812)
Contract charges                                                 (1,083)          (505)        (1,205)          (614)        (1,440)
Contract terminations:
    Surrender benefits                                          (68,475)       (83,343)      (182,498)       (34,336)      (131,696)
    Death benefits                                                 (678)            --             --           (447)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   33,632        (94,333)       494,858        (50,447)      (356,606)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,344,709        769,702      1,200,862        580,949      1,881,788
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    845,277   $    518,707   $  1,415,991   $    343,291   $  1,175,917
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,149,376        684,534        646,038        548,345        959,812
Contract purchase payments                                      114,400         40,499         93,775         42,116         43,809
Net transfers(1)                                               (120,315)       (51,014)       249,774        (55,430)      (178,916)
Contract charges                                                 (1,109)          (513)          (712)          (683)          (814)
Contract terminations:
    Surrender benefits                                          (69,193)       (82,011)      (108,153)       (36,833)       (74,786)
    Death benefits                                                 (676)            --             --           (455)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,072,483        591,495        880,722        497,060        749,105
===================================================================================================================================


See accompanying notes to financial statements.


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                SEGREGATED
                                                                                                                   ASSET
                                                                                                                SUBACCOUNTS
                                                                                                        ---------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                    CSG            CWG
OPERATIONS
Investment income (loss) -- net                                                                         $    (39,169)  $     (5,020)
Net realized gain (loss) on sales of investments                                                            (456,065)      (416,970)
Distributions from capital gains                                                                                  --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                               (790,039)      (926,738)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                               (1,285,273)    (1,348,728)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                   250,345        262,687
Net transfers(1)                                                                                            (494,747)      (586,849)
Contract charges                                                                                              (4,698)        (5,302)
Contract terminations:
    Surrender benefits                                                                                      (308,475)      (432,013)
    Death benefits                                                                                              (738)          (759)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                              (558,313)      (762,236)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                            4,997,475      5,620,323
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $  3,153,889   $  3,509,359
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                     3,183,934      2,765,178
Contract purchase payments                                                                                   186,037        151,585
Net transfers(1)                                                                                            (379,390)      (327,483)
Contract charges                                                                                              (3,498)        (2,958)
Contract terminations:
    Surrender benefits                                                                                      (224,705)      (244,893)
    Death benefits                                                                                              (506)          (401)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                           2,761,872      2,341,028
===================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Partners Life's fixed account.

See accompanying notes to financial statements.


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   CSI            CCR            CMS            CIE            CMG
OPERATIONS
Investment income (loss) -- net                            $     39,088   $     (9,067)  $     21,103   $        850   $     20,328
Net realized gain (loss) on sales of investments                 (4,534)      (117,520)           (20)      (177,957)       (74,858)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,662       (170,748)            (3)           750       (123,271)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      43,216       (297,335)        21,080       (176,357)      (177,801)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       57,348         66,475        410,613         32,495         64,650
Net transfers(1)                                                607,836        (99,076)      (127,606)       (89,803)      (113,007)
Contract charges                                                   (372)        (1,050)          (324)          (313)          (711)
Contract terminations:
    Surrender benefits                                         (132,940)      (189,726)      (232,530)      (109,133)      (214,404)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  531,872       (223,377)        50,153       (166,754)      (263,472)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 408,001      1,600,975      1,242,464        634,218      1,539,329
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    983,089   $  1,080,263   $  1,313,697   $    291,107   $  1,098,056
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          329,974        957,432      1,011,671        449,736        869,943
Contract purchase payments                                       44,554         46,831        330,931         29,058         39,963
Net transfers(1)                                                475,879        (75,948)      (113,259)       (94,989)       (75,075)
Contract charges                                                   (289)          (735)          (261)          (277)          (438)
Contract terminations:
    Surrender benefits                                         (104,220)      (130,681)      (187,530)       (91,093)      (133,282)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                745,898        796,899      1,041,552        292,435        701,111
====================================================================================================================================


See accompanying notes to financial statements.


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       CAG            CGR            CVL            CVC            CII
OPERATIONS
Investment income (loss) -- net                            $    (15,483)  $     (9,646)  $       (207)  $     (7,695)  $    (15,947)
Net realized gain (loss) on sales of investments             (1,603,078)      (180,115)        12,998       (201,874)        17,580
Distributions from capital gains                                     --        420,870             --             --         22,645
Net change in unrealized appreciation or
  depreciation of investments                                   769,496       (617,648)        95,376       (104,436)      (253,106)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (849,065)      (386,539)       108,167       (314,005)      (228,828)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      570,505         66,226         71,795         64,968        124,164
Net transfers(1)                                                118,617        (94,973)       638,378       (172,872)        (3,619)
Contract charges                                                 (1,438)          (692)          (668)          (779)        (1,473)
Contract terminations:
    Surrender benefits                                         (873,967)      (194,038)      (174,390)      (212,384)      (366,899)
    Death benefits                                                 (617)            --             --           (517)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (186,900)      (223,477)       535,115       (321,584)      (247,827)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,380,674      1,379,718        557,580      1,216,538      2,358,443
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,344,709   $    769,702   $  1,200,862   $    580,949   $  1,881,788
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,351,693        874,058        335,104        811,334      1,084,287
Contract purchase payments                                      471,019         52,894         41,583         55,390         61,960
Net transfers(1)                                                 84,412        (90,901)       371,719       (149,934)        (7,462)
Contract charges                                                 (1,093)          (560)          (389)          (665)          (732)
Contract terminations:
    Surrender benefits                                         (756,218)      (150,957)      (101,979)      (167,375)      (178,241)
    Death benefits                                                 (437)            --             --           (405)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,149,376        684,534        646,038        548,345        959,812
===================================================================================================================================


See accompanying notes to financial statements.


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                 SEGREGATED
                                                                                                                   ASSET
                                                                                                                SUBACCOUNTS
                                                                                                        ---------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                                    CSG            CWG
OPERATIONS
Investment income (loss) -- net                                                                         $    (55,953)  $    (38,100)
Net realized gain (loss) on sales of investments                                                            (182,284)      (357,558)
Distributions from capital gains                                                                              11,473             --
Net change in unrealized appreciation or
  depreciation of investments                                                                             (1,613,639)    (1,664,083)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                               (1,840,403)    (2,059,741)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                   363,340        381,852
Net transfers(1)                                                                                            (529,094)      (982,835)
Contract charges                                                                                              (5,952)        (6,283)
Contract terminations:
    Surrender benefits                                                                                    (1,044,263)    (1,295,222)
    Death benefits                                                                                              (363)          (684)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                            (1,216,332)    (1,903,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                            8,054,210      9,583,236
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $  4,997,475   $  5,620,323
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                     3,823,649      3,620,610
Contract purchase payments                                                                                   205,752        171,661
Net transfers(1)                                                                                            (302,554)      (479,057)
Contract charges                                                                                              (3,361)        (2,817)
Contract terminations:
    Surrender benefits                                                                                      (539,369)      (544,937)
    Death benefits                                                                                              (183)          (282)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                           3,183,934      2,765,178
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

APL Variable Annuity Account 1 (the Account) was established under Arizona law and the subaccounts are registered together as a single unit investment trust of American Partners Life Insurance Company (American Partners Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Arizona.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                                                SHARES
----------------------------------------------------------------------------------------------------------
CSI              AXP(R) Variable Portfolio - Bond Fund(1)                                         86,023
CCR              AXP(R) Variable Portfolio - Capital Resource Fund                                49,972
CMS              AXP(R) Variable Portfolio - Cash Management Fund                              1,315,204
CIE              AXP(R) Variable Portfolio - International Fund                                   34,459
CMG              AXP(R) Variable Portfolio - Managed Fund                                         65,089
CAG              AXP(R) Variable Portfolio - Strategy Aggressive Fund                            148,973
CGR              American Century(R) VP Capital Appreciation, Class I                             87,768
CVL              American Century(R) VP Value, Class I                                           231,371
CVC              Credit Suisse Trust - Global Post-Venture Capital Portfolio                      53,639
CII              INVESCO VIF - Core Equity Fund                                                   79,615
CSG              Janus Aspen Series Growth Portfolio: Institutional Shares                       215,872
CWG              Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares             166,715



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Partners Life.

American Partners Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES


American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Partners Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each subaccount.

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

4. CONTRACT CHARGES

American Partners Life deducts a contract administrative charge of $30 per year. This charge reimburses American Partners Life for expenses incurred in establishing and maintaining the annuity records. The charge may be waived based upon the underlying contract value

5. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                                          PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                         0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                                             0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                              0.510% to 0.440%
AXP(R) Variable Portfolio - International Fund                                                0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                      0.630% to 0.550%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds.


                                                                             MAXIMUM                   MAXIMUM
                                                                           ADJUSTMENT                ADJUSTMENT
FUND                                                                 (PRIOR TO DEC. 1, 2002)    (AFTER DEC. 1, 2002)
---------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                             N/A                       0.12%
AXP(R) Variable Portfolio - International Fund                                N/A                       0.12%
AXP(R) Variable Portfolio - Managed Fund                                      N/A                       0.08%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                          N/A                       0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable PortfoliO - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                                          PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                         0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                                             0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                              0.030% to 0.020%
AXP(R) Variable Portfolio - International Fund                                                0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                      0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT           INVESTMENT                                                                    PURCHASES
--------------------------------------------------------------------------------------------------------------
CSI                  AXP(R) Variable Portfolio - Bond Fund                                        $    507,175
CCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                 124,188
CMS                  AXP(R) Variable Portfolio - Cash Management Fund                               42,142,565
CIE                  AXP(R) Variable Portfolio - International Fund                                 26,785,118
CMG                  AXP(R) Variable Portfolio - Managed Fund                                          145,871
CAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                           14,697,939
CGR                  American Century(R) VP Capital Appreciation, Class I                               71,104
CVL                  American Century(R) VP Value, Class I                                           1,076,213
CVC                  Credit Suisse Trust - Global Post-Venture Capital Portfolio                        42,053
CII                  INVESCO VIF - Core Equity Fund                                                    238,645
CSG                  Janus Aspen Series Growth Portfolio: Institutional Shares                         345,290
CWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares               237,564

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

7. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                                       CSI         CCR          CMS         CIE          CMG          CAG
                                                     -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                     $   1.24    $   1.67     $   1.23    $   1.41     $   1.77     $   1.76
At Dec. 31, 2001                                     $   1.32    $   1.36     $   1.26    $   1.00     $   1.57     $   1.17
At Dec. 31, 2002                                     $   1.38    $   1.05     $   1.26    $   0.81     $   1.35     $   0.79
----------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                          746         797        1,042         292          701        1,149
At Dec. 31, 2002                                          659         742        1,046         280          577        1,072
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                     $    983    $  1,080     $  1,314    $    291     $  1,098     $  1,345
At Dec. 31, 2002                                     $    907    $    776     $  1,322    $    225     $    779     $    845
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                         6.39%       0.29%        3.69%       1.20%        2.47%        0.17%
For the year ended Dec. 31, 2002                         5.05%       0.53%        1.16%       0.57%        2.58%          --
----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                         1.00%       1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2002                         1.00%       1.00%        1.00%       1.00%        1.00%        1.00%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                         6.45%     (18.56%)       2.44%     (29.08%)     (11.30%)     (33.52%)
For the year ended Dec. 31, 2002                         4.55%     (22.79%)       0.00%     (19.00%)     (14.01%)     (32.48%)
----------------------------------------------------------------------------------------------------------------------------

                                                        CGR         CVL          CVC         CII          CSG          CWG
                                                     -----------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                     $   1.58    $   1.66     $   1.50    $   2.18     $   2.11     $   2.65
At Dec. 31, 2001                                     $   1.12    $   1.86     $   1.06    $   1.96     $   1.57     $   2.03
At Dec. 31, 2002                                     $   0.88    $   1.61     $   0.69    $   1.57     $   1.14     $   1.50
----------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                          685         646          548         960        3,184        2,765
At Dec. 31, 2002                                          591         881          497         749        2,762        2,341
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                     $    770    $  1,201     $    581    $  1,882     $  4,997     $  5,620
At Dec. 31, 2002                                     $    519    $  1,416     $    343    $  1,176     $  3,154     $  3,509
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                           --        0.99%          --        0.22%        0.06%        0.45%
For the year ended Dec. 31, 2002                           --        0.72%          --        1.31%          --         0.88%
----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                         1.00%       1.00%        1.00%       1.00%        1.00%        1.00%
For the year ended Dec. 31, 2002                         1.00%       1.00%        1.00%       1.00%        1.00%        1.00%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                       (29.11%)     12.05%      (29.33%)    (10.09%)     (25.59%)     (23.40%)
For the year ended Dec. 31, 2002                       (21.43%)    (13.44%)     (34.91%)    (19.90%)     (27.39%)     (26.11%)
----------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

      APL VARIABLE ANNUITY ACCOUNT 1 -- PRIVILEGED ASSETS(R) SELECT ANNUITY

American Partners Life Insurance Company
--------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Partners Life Insurance Company
--------------------------------------------------------------------------

Balance Sheets

December 31, (In thousands, except share amounts)                                                       2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $335,997; 2001, $313,906)               $355,222      $316,929
      Common stocks, at fair value (cost: 2002, $--; 2001, $17)                                            --            34
   Mortgage loans on real estate                                                                       49,932        45,708
                                                                                                       ------        ------
      Total investments                                                                               405,154       362,671
Cash and cash equivalents                                                                              11,359        19,847
Accrued investment income                                                                               4,347         4,483
Deferred policy acquisition costs                                                                      18,998        25,479
Amounts recoverable from reinsurers                                                                       327           271
Accounts receivable                                                                                        70            18
Other assets                                                                                               16            24
Separate account assets                                                                                15,005        21,200
                                                                                                       ------        ------
Total assets                                                                                         $455,276      $433,993
                                                                                                     ========      ========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits for fixed annuities                                                        $363,283      $327,756
   Amounts due to brokers                                                                                  --        19,515
   Deferred income taxes, net                                                                           3,415           370
   Other liabilities                                                                                    1,576         2,858
   Separate account liabilities                                                                        15,005        21,200
                                                                                                       ------        ------
      Total liabilities                                                                               383,279       371,699
Commitments and contingencies
Stockholder's equity:
   Capital stock, $100 par value per share; 30,000 shares authorized, 25,000 shares
      issued and outstanding                                                                            2,500         2,500
   Additional paid-in capital                                                                          46,327        46,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                   7,425         1,853
   Retained earnings                                                                                   15,745        11,614
                                                                                                       ------        ------
      Total stockholder's equity                                                                       71,997        62,294
                                                                                                       ------        ------
Total liabilities and stockholder's equity                                                           $455,276      $433,993
                                                                                                     ========      ========

See accompanying notes to financial statements.

American Partners Life Insurance Company
--------------------------------------------------------------------------

Statements of Income

Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Credit life insurance premiums                                                        $ 1,828        $ 1,468       $ 1,131
Net investment income                                                                  25,261         24,266        24,057
Contractholder charges                                                                  1,740          2,127         2,560
Mortality and expense risk and other fees                                                 203            251           345
Net realized loss on investments                                                       (4,261)        (6,959)       (1,402)
                                                                                       ------         ------        ------
   Total revenues                                                                      24,771         21,153        26,691
                                                                                       ------         ------        ------
Benefits and expenses
Credit life insurance benefits                                                          1,251            881         1,020
Interest credited on investment contracts                                              15,289         15,212        14,126
Amortization of deferred policy acquisition costs                                        (207)         1,565         2,864
Other operating expenses                                                                2,144          1,621         2,766
                                                                                        -----          -----         -----
   Total benefits and expenses                                                         18,477         19,279        20,776
                                                                                       ------         ------        ------
Income before income taxes                                                              6,294          1,874         5,915
Income tax expense                                                                      2,163            729         2,039
                                                                                        -----            ---         -----
Net income                                                                            $ 4,131        $ 1,145       $ 3,876
                                                                                      =======        =======       =======

See accompanying notes to financial statements.

American Partners Life Insurance Company
--------------------------------------------------------------------------

Statements of Stockholder's Equity
                                                                                          Accumulated
                                                                                             other
                                                                            Additional   comprehensive                  Total
                                                                  Capital     paid-in   income (loss),   Retained   stockholder's
For the three years ended December 31, 2002 (In thousands)         stock      capital     net of tax     earnings      equity
Balance, January 1, 2000                                         $2,500       $46,327      $(7,191)      $ 6,593       $48,229
Comprehensive income:
   Net income                                                        --            --           --         3,876         3,876
   Net unrealized holding gains arising on available-for-sale securities during the year, net of deferred policy
      acquisition costs of ($1,017) and income tax expense
      of $1,811                                                      --            --        3,363            --         3,363
   Reclassification adjustment for losses on
      available-for-sale securities included in net income,
      net of income tax benefit of $88                               --            --          164            --           164
                                                                 ------       -------      -------       -------       -------
   Other comprehensive income                                        --            --        3,527            --         3,527
                                                                 ------       -------      -------       -------       -------
   Comprehensive income                                              --            --           --            --         7,403
                                                                 ------       -------      -------       -------       -------

Balance, December 31, 2000                                        2,500        46,327       (3,664)       10,469        55,632
Comprehensive income:
   Net income                                                        --            --           --         1,145         1,145
   Cumulative effect of adopting SFAS No.133, net of
      income tax benefit of $192                                     --            --          356            --           356
   Net unrealized holding gains arising on
      available-for-sale securities during the year,
      net of deferred policy acquisition costs of ($2,697)
      and income tax expense of $5,618                               --            --       10,434            --        10,434
   Reclassification adjustment for gains on
      available-for-sale securities included in net income,
      net of income tax expense of $2,840                            --            --       (5,273)           --        (5,273)
                                                                 ------       -------      -------       -------       -------
   Other comprehensive income                                        --            --        5,517            --         5,517
                                                                 ------       -------      -------       -------       -------
   Comprehensive income                                              --            --           --            --         6,662
                                                                 ------       -------      -------       -------       -------
Balance, December 31, 2001                                        2,500        46,327        1,853        11,614        62,294
Comprehensive income:
   Net income                                                        --            --           --         4,131         4,131
   Net unrealized holding gains arising on
      available-for-sale securities during the year,
      net of deferred policy acquisition costs of ($7,611)
      and income tax expense of $1,562                               --            --        2,900            --         2,900
   Reclassification adjustment for losses on
      available-for-sale securities included in net income,
      net of income tax benefit of $1,439                            --            --        2,672            --         2,672
                                                                 ------       -------      -------       -------       -------
   Other comprehensive income                                        --            --        5,572            --         5,572
                                                                 ------       -------      -------       -------       -------
   Comprehensive income                                              --            --           --            --         9,703
                                                                 ------       -------      -------       -------       -------
Balance, December 31, 2002                                       $2,500       $46,327      $ 7,425       $15,745       $71,997
                                                                 ======       =======      =======       =======       =======

See accompanying notes to financial statements.

American Partners Life Insurance Company
--------------------------------------------------------------------------

Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net income                                                                           $   4,131      $   1,145     $  3,876
Adjustments to reconcile net income to net cash provided by operating activities:
   Change in amounts recoverable from reinsurers                                           (56)            23         (294)
   Change in accrued investment income                                                     136          1,050         (329)
   Change in deferred policy acquisition costs, net                                     (1,130)           531        1,607
   Change in other assets                                                                    8              3          (16)
   Change in accounts receivable                                                           (52)            17           41
   Change in policy claims and other contractholder's funds                              2,404         (1,853)        (279)
   Deferred income tax provision (benefit)                                                  44         (3,031)      (1,166)
   Change in other liabilities                                                          (3,686)         1,811         (228)
   Accretion of discount, net                                                             (295)          (145)          (8)
   Net realized loss on investments                                                      4,261          6,959        1,402
   Other, net                                                                              (25)            17          (26)
                                                                                     ---------      ---------     --------
      Net cash provided by operating activities                                          5,740          6,527        4,580
                                                                                     ---------      ---------     --------
Cash flows from investing activities
Held-to-maturity securities -- maturities                                                   --             --            7
Available-for-sale securities:
   Purchases                                                                          (111,685)      (121,223)     (31,505)
   Maturities                                                                           59,216         31,154       15,670
   Sales                                                                                26,579         66,911        4,032
Mortgage loans on real estate:
   Purchases                                                                            (5,550)        (7,855)     (27,565)
   Sales                                                                                 1,173          1,466          535
Change in amounts due to brokers                                                       (19,515)        15,512        4,003
                                                                                     ---------      ---------     --------
      Net cash used in investing activities                                            (49,782)       (14,035)     (34,823)
                                                                                     ---------      ---------     --------
Cash flows from financing activities Activity related to investment contracts:
   Considerations received                                                              69,436         68,878       70,291
   Surrenders and other benefits                                                       (49,171)       (56,738)     (60,832)
   Interest credited to account balances                                                15,289         15,215       14,021
                                                                                     ---------      ---------     --------
      Net cash provided by financing activities                                         35,554         27,355       23,480
                                                                                     ---------      ---------     --------
Net (decrease) increase in cash and cash equivalents                                    (8,488)        19,847       (6,763)
Cash and cash equivalents at beginning of year                                          19,847             --        6,763
                                                                                     ---------      ---------     --------
Cash and cash equivalents at end of year                                             $  11,359      $  19,847     $     --
                                                                                     =========      =========     ========
Supplemental disclosures:
   Income taxes                                                                      $   4,845      $   1,060     $  3,181
   Interest on borrowings                                                                   --             39          135
                                                                                     ---------      ---------     --------

See accompanying notes to financial statements.

American Partners Life Insurance Company
--------------------------------------------------------------------------

Notes to Financial Statements

(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Partners Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Arizona and is licensed to transact insurance business in 47 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. All business is marketed on a direct response basis primarily to American Express Cardmembers. The Company also assumes reinsurance on credit life insurance written to cover monthly outstanding balances on American Express Company's credit and charge cards and on an affiliate's lines of credit extended to their customers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Separate account options include accounts investing in equities, bonds, managed funds and/or short-term securities.

Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk and other fees and certain fee revenues from underlying non-proprietary mutual funds over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Mortality and expense risk fees are received from the variable annuity separate accounts.

Premiums on credit life reinsurance assumed are recognized as revenue when due and related benefits are recognized as expenses when incurred.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

American Partners Life Insurance Company
--------------------------------------------------------------------------

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct marketing costs, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates and maintenance expense levels. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. Unlocking adjustments resulted in net decreases in amortization of $900 and $800 in 2002 and 2001, respectively. The impact of unlocking in 2002 more than offset the ongoing DAC amortization for the year. Unlocking adjustments in 2000 were not significant.

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. There were no amounts expensed in 2002, 2001 or 2000.

Liabilities for future policy benefits

Liabilities for fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5.2% to 6.9%, depending on year of issue, with an average rate of approximately 5.8%.

American Partners Life Insurance Company
--------------------------------------------------------------------------

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue No. 99-20. The Company adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue No. 99-20, the Company holds structured securities that are accounted for under Issue No.99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The Company held no derivative positions during 2002 or 2001.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The adoption of SFAS No. 133 did not have a significant impact on the Company's financial position or results of operations.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31,
2002:
                                                                   Gross        Gross
                                                    Amortized   unrealized   unrealized     Fair
                                                      cost         gains       losses       value
Fixed maturity securities:
   U.S. Government agency obligations               $  7,226     $ 1,026       $   --    $  8,252
   Corporate bonds and obligations                   164,549      10,599        1,840     173,308
   Structured investments                             11,314          50          176      11,188
   Mortgage and other asset-backed securities        152,908       9,621           55     162,474
                                                     -------       -----           --     -------
Total fixed maturity securities                     $335,997     $21,296       $2,071    $355,222
                                                    ========     =======       ======    ========

American Partners Life Insurance Company
--------------------------------------------------------------------------

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                    Amortized          Fair
                                                      cost             value
Due within one year                                 $  3,799         $  3,884
Due from one to five years                            54,474           57,991
Due from five to ten years                           100,164          106,070
Due in more than ten years                            24,652           24,803
Mortgage and other asset-backed securities           152,908          162,474
                                                     -------          -------
   Total                                            $335,997         $355,222
                                                    ========         ========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of available-for-sale securities at December 31,
2001:
                                                                        Gross            Gross
                                                    Amortized        unrealized       unrealized       Fair
                                                      cost              gains           losses         value
Fixed maturity securities:
   U.S. Government agency obligations               $  7,243           $  598           $   --      $  7,841
   Corporate bonds and obligations                   193,960            4,617            2,110       196,467
   Structured investments                             12,492               --            1,050        11,442
   Mortgage and other asset-backed securities        100,211            1,353              385       101,179
                                                     -------            -----              ---       -------
 Total fixed maturity securities                    $313,906           $6,568           $3,545      $316,929
                                                    ========           ======           ======      ========
Common stocks                                       $     17           $   17           $   --      $     34
                                                    ========           ======           ======      ========

Pursuant to the adoption of SFAS No. 133 the company reclassified all held-to-maturity securities with a carrying value of $56,729 and net unrealized gains of $562 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $7,144 and $7,162, respectively, were on deposit with various states as required by law.

At December 31, 2002, fixed maturity securities comprised approximately 88% of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $8 million which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                   2002             2001
AAA                                                       49%              42%
AA                                                         1                1
A                                                         16               15
BBB                                                       28               38
Below investment grade                                     6                4
                                                         ---              ---
   Total                                                 100%             100%
                                                         ===              ===

At December 31, 2002, approximately 79% of the securities rated AAA are GNMA, FNMA, and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $26,579 and gross realized gains and losses of $759 and $1,895, respectively.
Available-for-sale securities were sold during 2001 with proceeds of $66,911 and gross realized gains and losses of $947 and $4,700, respectively.
Available-for-sale securities were sold during 2000 with proceeds of $4,032 and gross realized gains and losses of $90 and $342, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $2,976, $2,957, and $1,120, respectively, due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized loss on investments in the Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain on available-for-sale securities as of December 31, 2002 and 2001, was $19,225 and $3,040, respectively, with the $16,185 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the years ended December 31, 2001 and 2000, the change in net unrealized loss on available-for-sale securities was a decrease of $11,183 and $6,444, respectively.

American Partners Life Insurance Company
--------------------------------------------------------------------------

During 2001, the Company recorded pretax losses of $7,474 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $6,253 of these losses are included in Net realized losses on investments and $1,221 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $13,441, into a securitization trust. In return, the company received $1,782 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $11,659. As of December 31, 2002, the retained interests had a carrying value of approximately $11,188, of which approximately $7,717 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgage loans on real estate

At December 31, 2002, approximately 12%of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                December 31, 2002          December 31, 2001
                             On balance     Funding     On balance     Funding
Region                          sheet     commitments      sheet     commitments
East North Central             $ 7,936      $--          $ 8,122          $--
East South Central               1,847       --            1,912           --
Mountain                         7,908       --            8,097           --
West North Central               3,322       --            3,430           --
Pacific                         13,023       --           12,248           --
South Atlantic                  10,014       --            5,657           --
West South Central               6,235       --            6,442           --
                               -------      ---          -------          ---
                                50,285       --           45,908           --
Less reserves for losses           353       --              200           --
                               -------      ---          -------          ---
   Total                       $49,932      $--          $45,708          $--
                               =======      ===          =======          ===

                                December 31, 2002           December 31, 2001
                             On balance     Funding     On balance     Funding
Property type                   sheet     commitments      sheet     commitments
Department/retail stores       $10,956      $--          $11,268          $--
Apartments                       4,335       --            4,444           --
Office buildings                18,761       --           17,112           --
Industrial buildings            10,207       --            8,933           --
Medical buildings                4,046       --            4,151           --
Other                            1,980       --               --           --
                               -------      ---          -------          ---
                                50,285       --           45,908           --
Less reserves for losses           353       --              200           --
                               -------      ---          -------          ---
   Total                       $49,932      $--          $45,708          $--
                               =======      ===          =======          ===

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company had no recorded or average investment in impaired loans.

American Partners Life Insurance Company
--------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                 2002        2001        2000
Balance, January 1                               $200        $ 30         $--
Provision for mortgage loan losses                153         170          30
                                                  ---         ---        ----
Balance, December 31                             $353        $200        $ 30
                                                 ====        ====        ====

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

                                                 2002        2001        2000
Income on fixed maturities                    $21,749     $20,918     $22,216
Income on mortgage loans on real estate         3,694       3,373       1,945
Other                                              49          81         237
                                              -------     -------     -------
                                               25,492      24,372      24,398
Less investment expenses                          231         106         341
                                              -------     -------     -------
   Total                                      $25,261     $24,266     $24,057
                                              =======     =======     =======

Net realized losses on investments for the years ended December 31 is summarized as follows:

                                                 2002        2001        2000
Fixed maturities                              $(4,111)    $(6,710)    $(1,372)
Mortgage loans on real estate                    (153)       (170)        (30)
Other                                               3         (79)         --
                                              -------     -------     -------
   Total                                      $(4,261)    $(6,959)    $(1,402)
                                              =======     =======     =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31, consists of the following:

                                                 2002        2001        2000
Federal income taxes:
   Current                                     $2,160     $ 3,630     $ 3,153
   Deferred                                        44      (3,031)     (1,166)
                                               ------     -------     -------
                                                2,204         599       1,987
State income taxes -- current                     (41)        130          52
                                               ------     -------     -------
Income tax expense                             $2,163     $   729     $ 2,039
                                               ======     =======     =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                            2002                     2001                        2000
                                                    Provision    Rate        Provision       Rate       Provision     Rate
Federal income taxes based on the statutory rate     $2,203      35.0%         $656          35.0%       $2,070       35.0%
State taxes, net of federal benefit                     (27)     (0.4)           84           4.5            34        0.6
Other, net                                              (13)     (0.2)          (11)         (0.6)          (65)      (1.1)
                                                     ------      ----          ----          ----        ------       ----
Total income taxes                                   $2,163      34.4%         $729          38.9%       $2,039       34.5%
                                                     ======      ====          ====          ====        ======       ====

American Partners Life Insurance Company
--------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                               2002      2001
Deferred income tax assets
   Policy reserves                                          $ 3,056    $4,135
   Investments                                                4,342     3,117
   Other                                                        495       383
                                                             ------     -----
Total deferred tax assets                                     7,893     7,635
                                                             ------     -----
Deferred income tax liabilities:
   Deferred policy acquisition costs                          7,310     7,008
   Net unrealized gains -- available-for-sale securities      3,998       997
                                                             ------     -----
Total deferred tax liabilities                               11,308     8,005
                                                             ------     -----
Net deferred tax liabilities                                $(3,415)   $ (370)
                                                            =======    ======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the Arizona Department of Insurance. The Company's statutory unassigned deficit aggregated $6,800 and $4,219 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Arizona.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                                 2002        2001        2000
Statutory net (loss) income                   $(2,618)    $   939     $ 3,271
Statutory capital and surplus                  40,243      42,825      40,481
                                               ------      ------      ------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Arizona adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $129 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company entered into a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At September 1, 1995, a $107,564 block of single premium deferred annuities was transferred from IDS Life to the Company. The accompanying balance sheet includes $58,995 and $65,445 for future policy benefits related to this agreement as of December 31, 2002 and 2001, respectively.

The Company has no employees. Charges by IDS Life and AEFC for the use of joint facilities, technology support, marketing services and other services aggregated $3,014, $2,502 and $3,925 for 2002, 2001 and 2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2002 and 2001 are $741 and $3,362 respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC of $10,000. The interest rate for any borrowing is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

American Partners Life Insurance Company
--------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or fund mortgage loans (see Note 2).

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                        2001
                                                         Carrying          Fair        Carrying        Fair
Financial Assets                                          amount           value        amount         value
Fixed maturities                                         $355,222      $355,222       $316,929      $316,929
Common stocks                                                  --            --             34            34
Mortgage loans on real estate                              49,932        56,540         45,708        47,979
Cash and cash equivalents                                  11,359        11,359         19,847        19,847
Separate account assets                                    15,005        15,005         21,200        21,200
                                                           ------        ------         ------        ------
Financial Liabilities
Future policy benefits for fixed annuities               $363,283      $353,154       $327,756      $316,642
Separate account liabilities                               15,005        14,567         21,200        20,490
                                                           ------        ------         ------        ------

The fair value of future policy benefits for fixed annuities is based on the status of the annuities at December 31, 2002 and 2001. The fair value of deferred annuities and separate account liabilities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

                                                               30325-20 K (5/03)

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         APL Variable Annuity Account 1

         Report of Independent Auditors for APL Variable Annuity Account 1 dated March 21, 2003.
         Statements of Assets and Liabilities for year ended Dec. 31, 2002. Statements of Operations for year ended Dec. 31, 2002.
         Statements of Changes in Net Assets for years ended Dec. 31 2002 and 2001.
         Notes to Financial Statements.

         American Partners Life Insurance Company:

         Report of Independent Auditors dated Jan. 27, 2003.
         Balance Sheets as of Dec. 31, 2002 and 2001.
         Statements of Income for years ended Dec. 31, 2002, 2001 and 2000. Statements of Stockholder's Equity for years ended Dec. 31, 2002, 2001 and 2000.
         Statements of Cash Flows for the years ended Dec. 31, 2002, 2001 and 2000.
         Notes to Financial Statements.

(b)      Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

2.       Not applicable.

3. Form of Variable Annuity Distribution Agreement, filed electronically as Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.3 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131065 9/02) is filed electronically herewith.

5. Form of Application for American Partners Life Variable Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

6.2      Amended and  Restated  By-Laws of  American  Partners  Life,  filed as
         Exhibit  6.2  to  Registrant's  Initial  Registration   Statement  No.
         33-57731 is incorporated herein by reference.

6.3 Amendments to the By-Laws of American Partners Life Insurance Company adopted as of 9/19/02 is filed electronically herewith.

7.       Not applicable.

8.1 Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.4 Participation Agreement dated March 1, 1996 by and among American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed as Exhibit 13 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

14.      Power of Attorney to sign  Amendments  to this  Registration  Statement
         dated  April  25,  2001,  filed   electronically as Exhibit 14 to
         Post-Effective Amendment No. 7 to Registration Statement No. 33-57731 on April 27, 2001, is incorporated herein by reference.

15. Power of Attorney to sign Amendments to this Registration Statement dated April 9, 2002, filed electronically as Exhibit 15 to Post-Effective Amendment No. 8 to Registration Statement No. 33-57731 on or about April 30, 2002, is incorporated herein by reference.

16. Power of Attorney to sign Amendments to this Registration Statement dated April 16, 2003, is filed electronically herewith.

17. Power of Attorney to sign Amendments to this Registration Statement dated April 21, 2003, is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Partners Life Insurance Company)

Name                                  Principal Business Address         Positions and Offices with
                                                                         Depositor
------------------------------------- ---------------------------------- ------------------------------------

Gumer C. Alvero                       1751 AXP Financial Center          Director, President, and Chief
                                      Minneapolis, MN  55474             Executive Officer

Timothy V. Bechtold                   1751 AXP Financial Center          Chairman of the Board of Directors
                                      Minneapolis, MN  55474

Lorraine R. Hart                      1751 AXP Financial Center          Director and Vice President,
                                      Minneapolis, MN  55474             Investments

Eric L. Marhoun                       1751 AXP Financial Center          Director, Vice President, Group Counsel and
                                      Minneapolis, MN  55474             Assistant Secretary

Jeryl A. Millner                      1751 AXP Financial Center          Vice President and Controller
                                      Minneapolis, MN  55474

Teresa J. Rasmussen                   1751 AXP Financial Center          Director, Vice President, General
                                      Minneapolis, MN  55474             Counsel and Secretary

John. T. Sweeney                      1751 AXP Financial Center          Vice President - Finance
                                      Minneapolis, MN  55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

         As of March 31, 2003, there were 1,195 contract owners of qualified and non-qualified contracts.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     Items 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------------       ----------------      ---------------      -----------           ------------

American Express        None                  None                 None                  None
Financial Advisors
Inc.


Item 30. Location of Accounts and Records

                  American Partners Life Insurance Company
                  1751 AXP Financial Center
                  Minneapolis, MN 55474

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

     (a) (b) & (c)  These   undertakings   were  filed  with  the   Registrant's
                    Pre-Effective Amendment No. 1, File No. 33-57731.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 2003.

                                    APL VARIABLE ANNUITY ACCOUNT 1
                                    ------------------------------
                                            (Registrant)

                                    By American Partners Life Insurance Company
                                    -------------------------------------------
                                            (Sponsor)

                                    By /s/  Gumer C. Alvero*
                                    -------------------------------------------
                                            Gumer C. Alvero
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2003.


Signature                                        Title

/s/  Gumer C. Alvero*                            Director, President and Chief
     ---------------------                       Executive Officer
     Gumer C. Alvero                             (Chief Executive Officer)

/s/  Timothy V. Bechtold*                        Chairman of the Board
     ---------------------                       of Directors
     Timothy V. Bechtold

/s/  Lorraine R. Hart*                           Director
     ---------------------
     Lorraine R. Hart

/s/  Eric L. Marhoun**                           Director
     -----------------
     Eric L. Marhoun

/s/  Jeryl A. Millner***                         Vice President and Controller
     --------------------                        (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                        Director
     ---------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                         Vice President - Finance
     -------------------                         (Principal Financial Officer)
     John T. Sweeney

*    Signed  pursuant  to  Power  of  Attorney  dated  April  25,  2001,   filed
     electronically as Exhibit 14 to Post-Effective Amendment No. 7 to Registration Statement No. 33-57731 on April 27, 2001, and incorporated herein by reference.

** Signed pursuant to Power of Attorney dated April 9, 2002, filed electronically as Exhibit 15 to Post-Effective Amendment No. 8 to
     Registration Statement No. 33-57731 on or about April 30, 2002, is incorporated herein by reference.

***  Signed  pursuant  to  Power  of  Attorney  dated  April  16,  2003,   filed
     electronically herewith as Exhibit 16 to Post-Effective Amendment No. 9 to Registration Statement No. 33-57731 on or about April 29, 2003.

**** Signed  pursuant  to  Power  of  Attorney  dated  April  21,  2003,   filed
     electronically herewith as Exhibit 17 to Post-Effective Amendment No. 9 to Registration Statement No. 33-57731 on or about April 29, 2003.


By:  /s/ Mary Ellyn Minenko
     --------------------------
         Mary Ellyn Minenko
         Counsel

                 CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 9
                     TO REGISTRATION STATEMENT NO. 33-57731

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.